Taxes - Income tax - Deferred tax assets and liabilities by type - Assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	€ 7,685	€ 8,025		€ 6,713
Depreciation of deferred tax assets	(3,714)	(3,661)		(3,709)
Netting assets	(3,241)	(3,372)		(1,638)
Total asset	731	992	€ 2,893	1,366
Deferred tax liability	4,096	4,074		2,269
Netting liabilities	(3,241)	(3,372)		(1,638)
Total liability	855	703	€ 2,156	631
Provisions for employee benefit obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	556	704		833
Fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	552	614		721
Deferred tax liability	1,275	1,216		1,123
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	3,887	3,895		3,914
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	2,690	2,812		1,245
Deferred tax liability	€ 2,821	€ 2,858		€ 1,146